United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Alternative Strategies Investment Companies — 9.8%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $40,887,423)	4,132,396	$33,389,761
Domestic Equity Investment Companies — 60.9%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,911,744	32,920,231
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	2,475,942	37,634,319
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,468,605	36,157,049
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,347,956	34,817,713
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,370,264	35,284,292
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	2,158,311	31,640,833
Total Domestic Equity Investment Companies (cost $185,188,319)		208,454,437
Fixed Income Investment Companies — 9.6%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,686,666	16,684,531
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,693,445	16,104,662
Total Fixed Income Investment Companies (cost $32,902,461)		32,789,193
Foreign Equity Investment Companies — 10.3%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,498,800	18,225,410
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,154,220	16,975,251
Total Foreign Equity Investment Companies (cost $33,778,645)		35,200,661
Global Strategies Investment Companies — 9.5%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,151,368	15,451,357
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,051,738	17,195,911
Total Global Strategies Investment Companies (cost $33,449,030)		32,647,268
TOTAL INVESTMENTS (cost $326,205,878)(1)	100.1%	342,481,320
Liabilities in excess of other assets	(0.1)	(481,354)
NET ASSETS	100.0%	$341,999,966

†                      Non-income producing security.

#                      See Note 3

@                 The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)              See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$33,389,761	$—	$—	$33,389,761
Domestic Equity Investment Companies	208,454,437	—	—	208,454,437
Fixed Income Investment Companies	32,789,193	—	—	32,789,193
Foreign Equity Investment Companies	35,200,661	—	—	35,200,661
Global Strategies Investment Companies	32,647,268	—	—	32,647,268
Total	$342,481,320	$—	$—	$342,481,320

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Alternative Strategies Investment Companies — 1.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $3,200,394)	328,324	$2,652,858
Domestic Equity Investment Companies — 58.1%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,150,582	19,813,025
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,186,326	18,032,156
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	592,920	14,597,687
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	589,512	15,227,085
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	804,770	20,722,815
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,149,251	16,848,013
Total Domestic Equity Investment Companies (cost $94,111,586)		105,240,781
Fixed Income Investment Companies — 24.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	485,307	5,173,377
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,075,811	18,069,887
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,128,184	10,729,029
SunAmerica Senior Floating Rate Fund, Inc., Class A	1,288,086	10,703,994
Total Fixed Income Investment Companies (cost $45,363,837))		44,676,287
Foreign Equity Investment Companies — 10.6%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,282,880	15,599,825
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	466,849	3,678,768
Total Foreign Equity Investment Companies (cost $17,995,578)		19,278,593
Global Strategies Investment Companies — 5.3%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	438,011	5,878,111
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	229,068	3,745,268
Total Global Strategies Investment Companies (cost $10,187,164)		9,623,379
TOTAL INVESTMENTS (cost $170,858,559) (1)	100.1%	181,471,898
Liabilities in excess of other assets	(0.1)	(148,321)
NET ASSETS	100.0%	$181,323,577

†                      Non-income producing security

#                      See Note 3

@                 The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)              See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$2,652,858	$—	$—	$2,652,858
Domestic Equity Investment Companies	105,240,781	—	—	105,240,781
Fixed Income Investment Companies	44,676,287	—	—	44,676,287
Foreign Equity Investment Companies	19,278,593	—	—	19,278,593
Global Strategies Investment Companies	9,623,379	—	—	9,623,379
Total	$181,471,898	$—	$—	$181,471,898

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.9%
Aerospace/Defense — 7.3%
Lockheed Martin Corp.	1,915,349	$319,805,823
Raytheon Co.	3,089,020	280,390,345
		600,196,168
Applications Software — 3.7%
Microsoft Corp.	6,988,307	301,615,330
Commercial Services-Finance — 7.1%
Automatic Data Processing, Inc.	3,467,400	281,934,294
H&R Block, Inc.	9,449,298	303,605,945
		585,540,239
Computer Services — 3.4%
Accenture PLC, Class A	3,479,802	275,878,703
Consumer Products-Misc. — 3.1%
Clorox Co.	2,911,017	252,880,047
Cosmetics & Toiletries — 3.0%
Procter & Gamble Co.	3,193,413	246,914,693
Data Processing/Management — 3.1%
Paychex, Inc.	6,250,813	256,345,841
Electronic Components-Semiconductors — 4.5%
Intel Corp.	10,868,903	368,347,123
Enterprise Software/Service — 2.9%
CA, Inc.	8,186,056	236,413,297
Food-Misc./Diversified — 3.3%
Kraft Foods Group, Inc.	5,015,092	268,733,705
Internet Security — 3.3%
Symantec Corp.	11,318,007	267,784,046
Medical-Drugs — 10.7%
Eli Lilly & Co.	5,224,549	319,010,962
Merck & Co., Inc.	5,589,157	317,128,768
Pfizer, Inc.	8,408,786	241,332,158
		877,471,888
Networking Products — 3.4%
Cisco Systems, Inc.	11,204,585	282,691,680
Non-Hazardous Waste Disposal — 3.2%
Waste Management, Inc.	5,954,001	267,275,105
Oil Companies-Integrated — 3.4%
Chevron Corp.	2,169,558	280,393,676
Oil Refining & Marketing — 3.4%
HollyFrontier Corp.	5,977,030	280,980,180
Retail-Apparel/Shoe — 2.1%
Coach, Inc.	5,048,825	174,487,392
Retail-Office Supplies — 2.3%
Staples, Inc.	16,542,675	191,729,603
Retail-Restaurants — 3.1%
McDonald’s Corp.	2,705,638	255,845,129
Telephone-Integrated — 6.5%
AT&T, Inc.	7,499,015	266,889,944
Verizon Communications, Inc.	5,258,015	265,109,116
		531,999,060
Tobacco — 13.6%
Altria Group, Inc.	7,014,432	284,785,939
Lorillard, Inc.	5,099,794	308,435,541
Philip Morris International, Inc.	2,927,564	240,089,524
Reynolds American, Inc.	5,115,685	285,711,007
		1,119,022,011
Toys — 2.5%
Mattel, Inc.	5,924,457	209,873,889
Total Long-Term Investment Securities (cost $7,526,151,403)		8,132,418,805
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.03% due 08/28/2014 (cost $59,998,823)	$60,000,000	59,998,823
REPURCHASE AGREEMENT — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $19,266,000)	19,266,000	19,266,000
TOTAL INVESTMENTS (cost $7,605,416,226) (2)	99.9%	8,211,683,628
Other assets less liabilities	0.1	9,419,556
NET ASSETS	100.0%	$8,221,103,184

(1)              See Note 2 for details of Joint Repurchase Agreement.

(2)              See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$600,196,168	$—	$—	$600,196,168
Commercial Services-Finance	585,540,239	—	—	585,540,239
Medical-Drugs	877,471,888	—	—	877,471,888
Telephone-Integrated	531,999,060	—	—	531,999,060
Tobacco	1,119,022,011	—	—	1,119,022,011
Other Industries*	4,418,189,439	—	—	4,418,189,439
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,998,823	—	59,998,823
Repurchase Agreement	—	19,266,000	—	19,266,000
Total	$8,132,418,805	$79,264,823	$—	$8,211,683,628

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — July 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Aerospace/Defense — 2.8%
General Dynamics Corp.	22,074	$2,577,581
Northrop Grumman Corp.	23,703	2,921,869
Raytheon Co.	16,671	1,513,227
		7,012,677
Airlines — 0.6%
Delta Air Lines, Inc.	43,496	1,629,360
Appliances — 0.4%
Whirlpool Corp.	7,098	1,012,459
Auto-Cars/Light Trucks — 0.7%
General Motors Co.	51,126	1,729,081
Auto/Truck Parts & Equipment-Original — 0.6%
Johnson Controls, Inc.	32,866	1,552,590
Banks-Super Regional — 3.5%
PNC Financial Services Group, Inc.	27,621	2,280,390
Wells Fargo & Co.	129,806	6,607,125
		8,887,515
Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.	14,375	1,649,675
Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A†	14,527	1,209,518
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	23,344	1,254,273
Chemicals-Diversified — 1.3%
Dow Chemical Co.	64,242	3,280,839
Commercial Services — 0.4%
Convergys Corp.	58,787	1,139,880
Commercial Services-Finance — 0.9%
SEI Investments Co.	66,685	2,388,657
Computers — 2.7%
Apple, Inc.	44,307	4,234,420
Hewlett-Packard Co.	74,683	2,659,462
		6,893,882
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.	96,331	887,209
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	82,126	1,826,482
Containers-Metal/Glass — 0.4%
Owens-Illinois, Inc.†	28,991	904,229
Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	67,837	5,245,157
Diversified Banking Institutions — 4.4%
Bank of America Corp.	269,212	4,105,483
Citigroup, Inc.	63,096	3,086,025
JPMorgan Chase & Co.	71,052	4,097,569
		11,289,077
Diversified Manufacturing Operations — 4.9%
3M Co.	8,900	1,253,921
Danaher Corp.	24,748	1,828,382
Dover Corp.	28,392	2,434,898
General Electric Co.	102,978	2,589,897
Ingersoll-Rand PLC	20,448	1,202,138
Parker Hannifin Corp.	26,546	3,051,463
		12,360,699
E-Commerce/Services — 0.5%
Liberty Interactive Corp., Class A†	41,985	1,177,679
Electric Products-Misc. — 0.5%
Emerson Electric Co.	19,504	1,241,430
Electric-Generation — 0.7%
AES Corp.	121,624	1,776,927
Electric-Integrated — 4.3%
Duke Energy Corp.	153,073	11,041,156
Electronic Components-Semiconductors — 1.9%
Intel Corp.	145,879	4,943,839
Electronics-Military — 1.1%
L-3 Communications Holdings, Inc.	27,322	2,867,717
Engineering/R&D Services — 0.9%
Fluor Corp.	19,256	1,403,185
Jacobs Engineering Group, Inc.†	16,517	839,229
		2,242,414
Enterprise Software/Service — 1.1%
CA, Inc.	48,682	1,405,936
ManTech International Corp., Class A	51,277	1,384,479
		2,790,415
Entertainment Software — 0.7%
Activision Blizzard, Inc.	83,532	1,869,446
Finance-Other Services — 2.9%
CME Group, Inc.	51,760	3,827,134
NASDAQ OMX Group, Inc.	84,383	3,560,119
		7,387,253
Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	62,876	3,192,215
Insurance-Life/Health — 1.8%
StanCorp Financial Group, Inc.	18,134	1,094,205
Torchmark Corp.	66,570	3,510,902
		4,605,107
Insurance-Multi-line — 0.5%
Allstate Corp.	19,628	1,147,257
Insurance-Property/Casualty — 0.1%
Travelers Cos., Inc.	4,039	361,733
Insurance-Reinsurance — 3.4%
Montpelier Re Holdings, Ltd.	75,625	2,233,206
PartnerRe, Ltd.	19,363	2,020,723
Platinum Underwriters Holdings, Ltd.	73,279	4,294,149
		8,548,078
Internet Security — 0.5%
Symantec Corp.	54,902	1,298,981
Investment Management/Advisor Services — 1.3%
Janus Capital Group, Inc.	87,629	998,094
Legg Mason, Inc.	47,998	2,277,505
		3,275,599
Machinery-Farming — 0.5%
AGCO Corp.	23,910	1,164,656
Medical Instruments — 1.0%
Medtronic, Inc.	41,732	2,576,534
Medical Labs & Testing Services — 0.9%
Quest Diagnostics, Inc.	37,532	2,293,205

Medical Products — 1.1%
CareFusion Corp.†	65,991	2,889,746
Medical-Drugs — 6.1%
Eli Lilly & Co.	166,588	10,171,863
Johnson & Johnson	52,522	5,256,927
		15,428,790
Medical-Generic Drugs — 0.3%
Impax Laboratories, Inc.†	33,210	776,782
Medical-HMO — 1.0%
UnitedHealth Group, Inc.	32,622	2,644,013
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	19,203	1,254,148
Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	36,526	2,617,088
Metal-Aluminum — 0.5%
Kaiser Aluminum Corp.	15,729	1,214,593
Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	42,938	1,598,152
Multimedia — 4.1%
Time Warner, Inc.	47,154	3,914,725
Twenty-First Century Fox, Inc., Class A	54,058	1,712,557
Walt Disney Co.	57,079	4,901,945
		10,529,227
Networking Products — 1.6%
Cisco Systems, Inc.	165,569	4,177,306
Non-Hazardous Waste Disposal — 1.6%
Waste Management, Inc.	92,837	4,167,453
Oil & Gas Drilling — 1.0%
Diamond Offshore Drilling, Inc.	29,951	1,401,407
Helmerich & Payne, Inc.	10,942	1,162,697
		2,564,104
Oil Companies-Exploration & Production — 1.5%
Apache Corp.	29,651	3,043,972
Unit Corp.†	12,873	815,504
		3,859,476
Oil Companies-Integrated — 8.8%
Chevron Corp.	84,161	10,876,967
Exxon Mobil Corp.	117,855	11,660,574
		22,537,541
Oil Field Machinery & Equipment — 1.0%
National Oilwell Varco, Inc.	30,836	2,498,949
Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	43,647	2,051,845
Valero Energy Corp.	26,641	1,353,363
		3,405,208
Oil-Field Services — 0.1%
NOW, Inc.†	7,709	248,153
Pharmacy Services — 0.6%
Omnicare, Inc.	26,238	1,639,875
Publishing-Periodicals — 0.1%
Time, Inc.†	5,894	142,045
Racetracks — 0.8%
Penn National Gaming, Inc.†	184,805	1,936,756
Real Estate Investment Trusts — 1.9%
Chimera Investment Corp.	810,249	2,568,489
Dynex Capital, Inc.	153,516	1,274,183
Resource Capital Corp.	179,440	988,715
		4,831,387
Retail-Discount — 0.3%
Wal-Mart Stores, Inc.	11,837	870,967
Retail-Drug Store — 1.7%
CVS Caremark Corp.	57,802	4,413,761
Retail-Pawn Shops — 0.3%
Ezcorp, Inc., Class A†	75,888	742,944
Retail-Regional Department Stores — 0.5%
Macy’s, Inc.	20,783	1,201,050
Savings & Loans/Thrifts — 0.7%
Washington Federal, Inc.	86,321	1,809,288
Schools — 0.3%
Apollo Education Group, Inc.†	27,851	777,878
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	62,459	1,227,319
Telecommunication Equipment — 0.5%
Harris Corp.	18,309	1,249,955
Telephone-Integrated — 3.5%
AT&T, Inc.	127,866	4,550,751
CenturyLink, Inc.	70,710	2,774,660
Telephone & Data Systems, Inc.	66,049	1,651,225
		8,976,636
Tobacco — 0.4%
Reynolds American, Inc.	16,074	897,733
Tools-Hand Held — 1.2%
Snap-on, Inc.	25,979	3,122,676
Total Long-Term Investment Securities (cost $228,406,869)		254,205,899

REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,150,000)	$1,150,000	1,150,000
TOTAL INVESTMENTS (cost $229,556,869)(2)	100.2%	255,355,899
Liabilities in excess of other assets	(0.2)	(402,766)
NET ASSETS	100.0%	$254,953,133

†                      Non-income producing security

(1)              See Note 2 for details of Joint Repurchase Agreement.

(2)              See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$15,428,790	$—	$—	$15,428,790
Oil Companies-Integrated	22,537,541	—	—	22,537,541
Other Industries*	216,239,568	—	—	216,239,568
Repurchase Agreement	—	1,150,000	—	1,150,000
Total	$254,205,899	$1,150,000	$—	$255,355,899

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.9%
Advertising Agencies — 2.6%
Omnicom Group, Inc.	20,659	$1,445,923
Aerospace/Defense — 7.4%
Lockheed Martin Corp.	8,563	1,429,764
Northrop Grumman Corp.	11,539	1,422,413
Raytheon Co.	14,518	1,317,799
		4,169,976
Applications Software — 2.7%
Microsoft Corp.	34,804	1,502,141
Commercial Services-Finance — 2.7%
Western Union Co.	85,058	1,485,963
Computer Services — 4.9%
Accenture PLC, Class A	17,310	1,372,337
International Business Machines Corp.	7,259	1,391,332
		2,763,669
Consumer Products-Misc. — 4.3%
Scotts Miracle-Gro Co., Class A	22,707	1,208,012
Tupperware Brands Corp.	16,378	1,191,991
		2,400,003
Containers-Metal/Glass — 2.3%
Greif, Inc., Class A	25,684	1,288,823
Data Processing/Management — 2.6%
Broadridge Financial Solutions, Inc.	36,106	1,457,599
Electronic Components-Semiconductors — 3.2%
Intel Corp.	52,299	1,772,413
Enterprise Software/Service — 2.4%
CA, Inc.	46,157	1,333,014
Finance-Other Services — 2.6%
CME Group, Inc.	19,728	1,458,688
Food-Confectionery — 2.5%
J.M. Smucker Co.	14,332	1,428,041
Food-Misc./Diversified — 7.3%
General Mills, Inc.	26,244	1,316,137
Ingredion, Inc.	20,100	1,479,963
Kellogg Co.	21,403	1,280,541
		4,076,641
Industrial Gases — 2.5%
Airgas, Inc.	13,215	1,412,948
Investment Management/Advisor Services — 2.3%
T. Rowe Price Group, Inc.	16,751	1,300,883
Medical Labs & Testing Services — 2.7%
Quest Diagnostics, Inc.	24,940	1,523,834
Oil & Gas Drilling — 2.4%
Helmerich & Payne, Inc.	12,843	1,364,697
Oil Companies-Exploration & Production — 2.5%
Occidental Petroleum Corp.	14,518	1,418,554
Oil Companies-Integrated — 2.6%
Chevron Corp.	11,167	1,443,223
Oil Refining & Marketing — 2.2%
HollyFrontier Corp.	26,429	1,242,427
Retail-Apparel/Shoe — 5.0%
Guess?, Inc.	50,438	1,311,892
L Brands, Inc.	25,313	1,467,395
		2,779,287
Retail-Consumer Electronics — 2.8%
Best Buy Co., Inc.	52,486	1,560,409
Retail-Discount — 4.7%
Target Corp.	22,335	1,330,943
Wal-Mart Stores, Inc.	17,495	1,287,282
		2,618,225
Retail-Mail Order — 2.6%
Williams-Sonoma, Inc.	21,961	1,472,924
Retail-Major Department Stores — 2.8%
Nordstrom, Inc.	22,335	1,546,252
Retail-Office Supplies — 2.3%
Staples, Inc.	109,438	1,268,386
Semiconductor Equipment — 2.8%
KLA-Tencor Corp.	21,961	1,569,992
Tobacco — 7.3%
Altria Group, Inc.	34,618	1,405,491
Philip Morris International, Inc.	16,191	1,327,824
Reynolds American, Inc.	24,754	1,382,511
		4,115,826
Toys — 2.2%
Mattel, Inc.	35,176	1,246,110
Transport-Rail — 2.7%
Norfolk Southern Corp.	14,703	1,494,707
Total Long-Term Investment Securities (cost $55,216,693)		55,961,578
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposit — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. (cost $110,000)	$110,000	110,000
TOTAL INVESTMENTS (cost $55,326,693)(1)	100.1%	56,071,578
Liabilities in excess of other assets	(0.1)	(64,879)
NET ASSETS	100.0%	$56,006,699

(1)              See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$4,169,976	$—	$—	$4,169,976
Food-Misc./Diversified	4,076,641	—	—	4,076,641
Retail-Apparel/Shoe	2,779,287	—	—	2,779,287
Tobacco	4,115,826	—	—	4,115,826
Other Industries*	40,819,848	—	—	40,819,848
Short-Term Investment Securities:
Time Deposit	—	110,000	—	110,000
Total	$55,961,578	$110,000	$—	$56,071,578

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments—July 31, 2014—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of July 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s (the “Fund”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios’ counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2014, the repurchase agreements held by the Portfolios are subject to master netting agreements. See the Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Portfolio’s holdings in repurchase agreements.

Note 2. Repurchase Agreement

As of July 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
Focused Dividend Strategy	13.38%	$19,266,000
SunAmerica Strategic Value	0.80	1,150,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $143,981,000, a repurchase price of $143,981,000 and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	08/15/2021	$135,740,000	$135,832,575
U.S. Treasury Notes	8.00	11/15/2021	725,000	1,017,394
U.S. Treasury Notes	8.13	08/15/2021	7,030,000	10,014,952

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of various Underlying SunAmerica Funds. For the period ended July 31, 2014, transactions in these securities were as follows:

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$406,316	$—	$18,979,090	$618,617	$2,123,804	$(149,334)	$900,841	$18,225,410
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	310,284	1,236,223	17,924,056	1,758,807	2,123,804	(564,323)	(19,485)	16,975,251
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	571,054	—	17,737,926	783,355	2,123,804	81,079	205,975	16,684,531
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	202,664	—	17,735,150	414,965	2,123,804	(120,937)	199,288	16,104,662
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	593,011	1,122,929	35,486,097	2,140,542	4,247,608	1,264,080	(1,722,880)	32,920,231
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	107,489	—	—	38,120,104	1,001,300	25,172	490,343	37,634,319
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	125,982	73,272	17,673,283	18,511,528	3,156,992	974,725	2,154,505	36,157,049
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	35,753,156	300,975	3,605,521	(1,107,562)	2,048,713	33,389,761
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	726,372	17,521,251	18,664,965	3,156,992	644,063	1,144,426	34,817,713
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,795,357	35,288,311	2,219,959	4,247,608	742,954	1,280,676	35,284,292
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	1,689,327	17,718,197	1,901,628	2,123,803	(259,406)	(1,785,259)	15,451,357
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	578,640	—	17,676,051	790,941	2,123,804	104,609	748,114	17,195,911
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	—	34,521,475	2,193,862	48,032	(734,812)	31,640,833
	$2,895,440	$6,643,480	$249,492,568	$120,747,861	$34,352,706	$1,683,152	$4,910,445	$342,481,320

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$303,076	$—	$10,972,365	$4,848,738	$1,168,360	$16,050	$931,032	$15,599,825
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	65,219	259,842	3,737,193	383,003	326,564	361	(115,225)	3,678,768
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	138,971	168	9,250,265	263,325	4,234,728	(402,232)	296,747	5,173,377
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	608,407	—	18,493,122	898,114	1,632,818	33,897	277,572	18,069,887
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	166,025	—	18,494,022	398,084	8,201,929	(387,257)	426,109	10,729,029
SunAmerica Senior Floating Rate Fund, Inc., Class A	181,824	—	—	11,296,062	562,155	787	(30,700)	10,703,994
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	352,777	590,849	18,519,907	5,591,158	4,345,686	2,040,049	(1,992,403)	19,813,025
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	51,733	—	—	18,300,948	517,879	14,293	234,794	18,032,156
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	132,667	77,160	18,461,304	4,315,861	9,823,107	2,520,004	(876,375)	14,597,687
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,786,185	44,937	251,818	(74,790)	148,344	2,652,858
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	765,321	18,338,897	4,431,603	8,184,385	1,567,055	(926,085)	15,227,085
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	942,876	18,385,155	4,068,484	2,909,310	821,220	357,266	20,722,815
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	622,571	6,466,054	719,524	550,802	(46,051)	(710,614)	5,878,111
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	124,067	—	3,682,567	176,083	298,985	4,552	181,051	3,745,268
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	—	18,165,025	943,346	22,097	(395,763)	16,848,013
	$2,124,766	$3,258,787	$147,587,036	$73,900,949	$43,951,872	$6,130,035	$(2,194,250)	$181,471,898

† Includes reinvestment of distributions paid.

Note 4. Federal Income Taxes

As of July 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy
	Portfolio	Portfolio
Cost (tax basis)	$329,340,870	$172,058,353
Appreciation	27,303,046	13,014,076
Depreciation	(14,162,596)	(3,600,531)
Net unrealized appreciation (depreciation)	$13,140,450	$9,413,545

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$7,608,131,316	$230,592,323
Appreciation	885,275,149	28,909,426
Depreciation	(281,722,837)	(4,145,850)
Net unrealized appreciation (depreciation)	$603,552,312	$24,763,576

	SunAmerica
	Select Dividend Growth
	Portfolio
Cost (tax basis)	$55,326,693
Appreciation	2,161,887
Depreciation	(1,417,002)
Net unrealized appreciation (depreciation)	$744,885

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 25, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 25, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 25, 2014